Stockholders' Equity (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended
	Aug. 31, 2016	Jul. 31, 2016	May 31, 2016	Aug. 31, 2016
Preferred stock, shares authorized	5,000,000			5,000,000
Preferred stock, par value	$ 0.001			$ 0.001
Preferred stock, shares designated
Preferred stock, shares issued
Common stock, shares authorized	100,000,000			100,000,000
Common stock, par value	$ 0.001			$ 0.001
Common stock, shares issued	22,503,131			22,503,131
Common stock, shares outstanding	22,503,131			22,503,131
Number of common stock issued to founders			22,000,000
Equity issuance for founder price per share	$ 0.001		$ 0.001	$ 0.001
Number of common stock issued for consulting services		250,000
Equity issuance for service price per share	$ 0.01	$ 0.01		$ 0.01
Number of common stock issued for conversion of convertible promissory notes	243,131
Convertible promissory note face amount	$ 240,000			$ 243,131
Accrued interest	$ 3,131
Common stock issued price per share	$ 1.20			$ 1.20
Stock Incentive Plan [Member]
Number of shares issued for employees benefit			60,000
Warrants One [Member]
Number of stock sold during period	10,000
Sale of common stock and warrants to purchase common stock	10,000			10,000
Common stock issued price per share	$ 1.20			$ 1.20
Warrants expiration term	5 years
Proceeds from issuance of warrants	$ 10,000
Warrants Two [Member]
Sale of common stock and warrants to purchase common stock	243,131			243,131
Common stock issued price per share	$ 1.20			$ 1.20
Warrants expiration term	5 years
Warrants Three [Member]
Sale of common stock and warrants to purchase common stock	10,000			10,000
Common stock issued price per share	$ 1.20			$ 1.20
Warrants expiration term	5 years